Condensed Financial Information of the Parent Company Only - Schedule of Condensed Statements of Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income
Interest and dividends received from subsidiaries	$ 69,256	$ 64,454	$ 62,985
Other	2,044	666	572
Expenses
Interest on subordinated notes	2,072	1,227	1,527
Other	5,885	4,504	4,307
Income tax benefit	(4,338)	(5,697)	(3,183)
Net income	20,751	22,517	14,293
HAWTHORN BANCSHARES, INC. | Reportable Legal Entities
Income
Interest and dividends received from subsidiaries	11,497	8,512	4,946
Other	1,108	404	0
Total income	12,605	8,916	4,946
Expenses
Interest on subordinated notes	2,072	1,227	1,527
Other	3,191	3,200	2,692
Total expenses	5,263	4,427	4,219
Income before income tax benefit and equity in undistributed income of subsidiaries	7,342	4,489	727
Income tax benefit	859	837	876
Equity in undistributed income of subsidiaries	12,550	17,191	12,690
Net income	$ 20,751	$ 22,517	$ 14,293